Income Taxes: Reconciliation between Income Tax computed by Russian statutory rates to financial statements (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation between Income Tax computed by Russian statutory rates to financial statements:
Reconciliation between Income Tax computed by Russian statutory rates to financial statements

	Years ended December 31,
	2011	2010	2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	232,665	193,726	19,045
Effects of other jurisdictions and permanent differences:
Remeasurement of contingent liability, non-taxable	–	–	(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
?hange in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002	–	–
Other permanent differences	1,462	3,106	(311)
Income tax expense, as reported	359,880	276,656	18,893